Commitments	12 Months Ended
Feb. 29, 2024
Commitments [Abstract]
COMMITMENTS

37. COMMITMENTS

Other than the lease commitments disclosed in Note 17, as at February 29, 2024, the Group has commitments for capital expenditure of ZAR 151.7 million (2023: ZAR 45.0 million), relating to the redevelopment of its head office suite for South Africa. The total estimated redevelopment cost is ZAR 396.0 million.